FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

5847 San Felipe, Suite 850, Houston, Texas 77057

(Address of principal executive office) (Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	888-345-1898

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders.

Commonwealth International
Series Trust
5847 San Felipe, Suite 850
Houston, TX 77057
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp.
5847 San Felipe, Suite 850
Houston, TX 77057
713-781-2856
www.fcacorp.com

DISTRIBUTOR
Foreside Distribution Services, L.P.
10 High Street, Suite 302
Boston, MA 02110

TRANSFER AGENT & ADMINISTRATOR
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Briggs, Bunting & Dougherty, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Husch Blackwell Sanders, LLP
4801 Main Street, Suite 1000
Kansas City, MO 61142

Australia/New Zealand Fund
Japan Fund
Global Fund
Real Estate Securities Fund

SEMI-ANNUAL REPORT

April 30, 2009

3435 Stelzer Road, Columbus, Ohio 43219 • 888.345.1898
Commonwealth Australia/New Zealand Fund (CNZLX)
Commonwealth Japan Fund (CNJFX)
Commonwealth Global Fund (CNGLX)
Commonwealth Real Estate Securities Fund (CNREX)
www.commonwealthfunds.com

Dear Fellow Shareholder:

We are pleased to present the enclosed semi-annual report on the Commonwealth International Series Trust on behalf of its separate series: Commonwealth Australia/New Zealand Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (each a “Fund” and together the “Funds”) for the six months ended April 30, 2009.

The global financial system has been in crisis since the middle of 2007. Declining asset prices, initially in the U.S. housing market but also more widely, revealed unsustainable accumulations of debt in many advanced economies. The adjustment process has placed severe strains on the financial systems of all countries. The collapse of the U.S. investment bank Lehman Brothers in September 2008, led to increased concerns of solvency of other financial institutions as credit quality declined and equity prices fell sharply. Unprecedented government interventions have been taken to try to forestall a systemic international banking crisis.

The positive effects of these collective actions should be noted. Lending criteria has been tightened. Banks are in better positions to protect their scarce capital and liquidity. Updated valuations of assets on balance sheets help authorities to better understand where future problems might exist and they can plan accordingly. Predictably, in the near term, reduced credit availability is exacerbating the economic downturn in several major economies. In response, some countries are introducing unconventional measures to support the flow of credit to the consumer and the real economy. Despite an improvement in world equity markets since March 2009 and some modestly encouraging economic indicators, a global economic recovery appears distant. Restoring sustainable economic growth is likely to prove to be a drawn-out process given this basis of weak balance sheets and impaired credit markets.

It is important to note that over half of available equity markets are international in nature. The inter-workings of the international marketplaces are greatly improved and better understood. Going forward, from our view, we will increasingly live in a world wide inter-dependent financial system. We believe this should provide ownership opportunities in companies and countries throughout the globe.

COMMONWEALTH INTERNATIONAL SERIES TRUST

Our investment theme remains relatively unchanged. Shareholders select the Funds for their attributes, the investment policy and the targeted markets they are designed to offer. In many cases this could be an asset allocation decision by our shareholders. We continue to offer this differential characteristic among our Funds coupled with a fundamental based approach to investment selection.

In closing, as we reflect on our nineteenth year as the Advisor to the Commonwealth International Series Trust, we would like to take this opportunity to thank you for your support and continued interest in our Family of Funds. We truly value our shareholders. If you have any questions, please feel free to contact us.

COMMONWEALTH INTERNATIONAL SERIES TRUST

Questions and Answers
To help shareholders better understand key attributes of the Funds and its operations, the following Question and Answer section is provided.

Who is the advisor?
The Funds’ investment advisor is FCA Corp (“FCA”). FCA is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser. FCA is located at 5847 San Felipe, Suite 850, Houston, Texas 77057.

Why do our Funds include shares of foreign companies?
The Funds invest in companies outside the United States because we believe that there are significant investment opportunities in select foreign markets and a U.S. investor can benefit from the diversification1 that investments outside the United States can provide. We believe that for a U.S. investor, allocation of a portion of the investor’s portfolio to international securities can provide the potential to lessen risk and achieve a more consistent long-term performance in the investor’s overall portfolio. International investing also offers exposure to more companies and other nation’s economies.

What are some of the factors influencing a Fund’s portfolio turnover?
Each Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity. The portfolio’s securities are evaluated on their long-term prospects. A particular Fund may experience higher or lower turnover ratios in certain years. Factors influencing portfolio turnover include, but are not limited to the following: rebalancing portfolio securities to take advantage of long-term opportunities and/or to reallocate between fixed income and equity securities; investing new Fund subscriptions, Fund income, or security sales proceeds; or selling securities to cover shareholder redemptions. Higher levels of portfolio activity by a Fund may result in higher transaction costs and/or more realized gains or losses, the impact of which is borne by the Fund’s shareholders.

How can the size of a Fund impact its expense ratio?
The operating expense ratios of mutual funds that invest overseas can be expected to be higher than those of mutual funds investing exclusively in securities of United States issuers, since certain costs (such as custodial, valuation, brokerage and communications) tend to be higher when investing abroad. As with every mutual fund, size has an impact on the expense ratio. Typically, larger funds can have lower expense ratios as there is an increased opportunity to spread out fixed and partially-fixed costs necessary to operate the Fund over a larger asset base. Such fund expenses are allocated on a daily basis among all its shareholders. The Financial Highlights section of the accompanying financial statements provides supplemental data that includes current and historic expense information.

1 Diversification does not guarantee a profit nor protect against a loss.

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. An additional prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

We advise you to consider each Fund’s objectives, risks, charges and expenses carefully before investing in that Fund. The Prospectus contains information about those and other important matters relating to the Funds. Please read the Prospectus carefully before you invest.

COMMONWEALTH INTERNATIONAL SERIES TRUST

PERFORMANCE OVERVIEW - APRIL 30, 2009

		Average Annual Total Return
		as of April 30, 2009				Gross
	Inception					Expense
	Date	1 Year	5 Year	10 Year	Inception	Ratio†

Commonwealth Australia/New Zealand Fund	11/25/91	-41.53%	0.66%	4.45%	—	2.74%

Commonwealth Japan Fund	7/10/89	-33.04%	-7.83%	-6.91%	—	3.35%

Commonwealth Global Fund	12/3/02	-39.63%	-0.66%	—	3.20%	2.48%

Commonwealth Real Estate Securities Fund	1/5/04	-41.70%	-2.87	—	-4.45%	2.61%

The Fund’s total return is presented net of Fund expenses, which means that the Fund’s performance is reduced by applicable Fund fees and expenses whereas the index returns do not include any such fees. Performance data represents past performance, and does not guarantee future results. Investment return and principal value will fluctuate, and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Fund can be found in the Fund’s Prospectus. To obtain performance information current to the most recent month end, please call 1-888-345-1898.

† The above expense ratio is from the Funds’ Prospectus dated March 1, 2009. Recent declines in assets have had a negative effect on each of the Fund’s expense ratios. Additional information pertaining to the Funds’ expense ratios as of April 30, 2009 can be found in the financial highlights. Excluding the indirect costs of investing in acquired funds, total fund operating expenses would be 2.74%, 3.33%, 2.43% and 2.55% for the Australia/New Zealand Fund, Japan Fund, Global Fund and the Real Estate Securities Fund, respectively.

INVESTMENT RISKS
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of each Fund will fluctuate as the value of the securities in the portfolio changes.

International investing involves increased risk of volatility.

The Commonwealth Australia/New Zealand Fund and the Commonwealth Japan Fund may be more susceptible to economic and market fluctuations within the specific countries within which they invest.

The Commonwealth Real Estate Securities Fund is subject to the risks related to direct investments in real estate, such as real estate, credit, and regulatory risks.

By itself a Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investments. Investors should refer to the Funds’ prospectus for a more complete description of risks associated with investing in the Funds.

COMMONWEALTH INTERNATIONAL SERIES TRUST

PORTFOLIO COMPOSITION - APRIL 30, 2009* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Percent of Total
Industry	Investments

Marine Ports & Services	13.8%
Banking & Finance	13.7%
Real Estate	8.9%
Utilities	5.2%
Commercial Services	5.1%
Healthcare	5.1%
Telecommunications	5.1%
Metal Fabricate/Hardware	4.2%
Oil & Gas	4.2%
Transportation	3.9%
Multi-Media	3.8%
Government & Agency	3.4%
Insurance	3.2%
Food & Beverage	3.1%
Mining	2.3%
Energy	2.2%
Miscellaneous Manufacturing	2.0%
Appliances	1.5%
Apparel	1.4%
Chemicals - Diversified	1.3%
Retail	1.2%
Computer Service	0.9%
Medical Supplies	0.9%
Leisure & Recreation	0.8%
Agriculture	0.7%
Human Resources	0.7%
Building Materials	0.6%
E-Commerce	0.4%
Pharmaceuticals	0.4%

100.0%
COMMONWEALTH JAPAN FUND
Percent of Total
Industry	Investments

Transportation	13.9%
Electronics	10.3%
Utilities	9.6%
Leisure & Recreation	8.1%
Banking & Finance	7.5%
Automotive Parts & Equipment	6.3%
Government & Agency	6.2%
Healthcare-Products	5.5%
Pharmaceuticals	4.5%
Machinery	4.0%
Insurance	3.7%
Retail	3.7%
Real Estate	2.9%
Distribution & Wholesale	2.6%
Textiles	1.9%
Engineering & Construction	1.8%
Publishing	1.8%
Printing	1.7%
Computers	1.3%
Food & Beverage	1.3%
Chemicals	0.9%
Miscellaneous Manufacturing	0.4%
Commercial Services	0.1%

100.0%

* Portfolio composition is subject to change.

COMMONWEALTH INTERNATIONAL SERIES TRUST

PORTFOLIO COMPOSITION - APRIL 30, 2009* (Unaudited) (Continued)

COMMONWEALTH GLOBAL FUND
Percent of Total
Country	Investments

United States	47.5%
Great Britain	9.9%
France	7.0%
Canada	5.8%
Israel	5.6%
Germany	5.2%
Netherlands	4.5%
Spain	2.7%
Brazil	2.4%
Switzerland	2.0%
Mexico	1.8%
South Korea	1.8%
Guernsey	1.6%
Portugal	1.2%
India	1.0%

100.0%
COMMONWEALTH REAL ESTATE SECURITIES FUND
Percent of Total
Industry	Investments

Government & Agency	17.4%
Real Estate	11.2%
Building Materials	10.7%
REIT - Office Property	9.2%
REIT - Apartments	8.2%
REIT - Diversified	8.1%
Retail Building Products	6.7%
Lodging	5.0%
REIT - Storage	4.6%
REIT - Shopping Centers	4.2%
Insurance	3.4%
Homebuilders	3.3%
REIT - Warehouse & Industrial	2.7%
REIT - Hotels	2.5%
REIT - Healthcare	2.4%
Distribution & Wholesale	0.4%

100.0%

* Portfolio composition is subject to change.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Shares	Value

AUSTRALIA (23.22%)

COMMON STOCKS (16.83%)

APPAREL (1.39%)
Billabong International, Ltd. (a)	28,533	$217,055

BANKING & FINANCE (0.20%)
Suncorp-Metway, Ltd. (a)	7,304	31,184

BUILDING MATERIALS (0.55%)
James Hardie Industries NV - ADR	5,200	84,812

CHEMICALS - DIVERSIFIED (1.26%)
Nufarm, Ltd. (a)	20,444	196,893

E-COMMERCE (0.38%)
Webjet, Ltd. (a)	71,081	59,419

FOOD & BEVERAGE (2.62%)
Woolworths, Ltd. (a)	20,998	407,322

HEALTHCARE (1.40%)
Sonic Healthcare, Ltd. (a)	25,628	217,388

INSURANCE (3.16%)
QBE Insurance Group, Ltd. (a)	31,220	492,263

MEDICAL SUPPLIES (0.93%)
Cochlear, Ltd. (a)	4,000	144,599

MINING (2.30%)
OZ Minerals, Ltd. (a)	258,661	141,019
Pan Australian Resources, Ltd. (a)*	900,000	217,653

		358,672

TRANSPORTATION (0.99%)
Toll Holdings, Ltd. (a)	36,153	154,724

UTILITIES (1.65%)
AGL Energy, Ltd. (a)	23,355	256,278

TOTAL COMMON STOCKS (Cost $2,412,784)		2,620,609

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Principal	Value

AUSTRALIA (23.22%) - Continued

BONDS (6.39%)
CBA Capital Australia, Ltd., 3.82%, 4/15/15 (b)(d)**	$300,000	$140,735
Commonwealth Bank of Australia, 8.50%, 6/1/10	300,000	304,951
Hanson Australia Funding, Ltd., 5.25%, 3/15/13	250,000	146,250
Telstra Corp., Ltd., 6.38%, 4/1/12	400,000	404,012

TOTAL BONDS (Cost $1,177,927)		995,948

TOTAL AUSTRALIA (Cost $3,590,711)		3,616,557

	Shares

NEW ZEALAND (74.62%)

COMMON STOCKS (67.82%)

AGRICULTURE (0.62%)
Allied Farmers, Ltd.	347,707	96,296

APPLIANCES (1.48%)
Fisher & Paykel Appliances Holdings, Ltd. (a)	415,241	107,945
Scott Technology, Ltd.*	295,245	121,816

		229,761

BANKING & FINANCE (5.53%)
Canterbury Building Society	308,932	611,127
Tower, Ltd. (a)	324,913	250,000

		861,127

COMMERCIAL SERVICES (4.98%)
Mowbray Collectables, Ltd. (c)*	671,593	227,750
Opus International Consultants, Ltd.	100,000	77,997
Taylors Group, Ltd.	519,431	469,731

		775,478

COMPUTER SERVICE (0.87%)
Renaissance Corp., Ltd.	728,329	135,845

ENERGY (2.03%)
Contact Energy, Ltd. (a)	50,971	164,163
Pike River Coal Co., Ltd.*	350,000	152,579

		316,742

FOOD & BEVERAGE (0.43%)
Just Water International, Ltd.	292,802	66,197

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Shares	Value

NEW ZEALAND (74.62%) - Continued

COMMON STOCKS (67.82%) - Continued

HEALTHCARE (3.67%)
Fisher & Paykel Healthcare Corp., Ltd. (a)	263,195	$452,481
Ryman Healthcare, Ltd. (a)	150,000	118,828

		571,309

HUMAN RESOURCES (0.65%)
Allied Work Force Group, Ltd.	277,500	101,948

LEISURE & RECREATION (0.79%)
Tourism Holdings, Ltd. (a)	441,009	122,333

MARINE PORTS & SERVICES (13.61%)
Cavotec MSL Holdings, Ltd.*	190,000	354,380
Port of Tauranga, Ltd. (a)	175,000	544,963
South Port of New Zealand, Ltd.	1,027,930	1,220,067

		2,119,410

METAL FABRICATE/HARDWARE (4.12%)
Methven, Ltd. (a)	506,250	302,614
Steel & Tube Holdings, Ltd. (a)	209,494	338,683

		641,297

MISCELLANEOUS MANUFACTURING (2.00%)
Skellerup Holdings, Ltd. (a)	1,056,599	311,114

MULTI-MEDIA (3.70%)
Sky Network Television, Ltd. (a)	249,745	576,590

OIL & GAS (4.13%)
New Zealand Oil & Gas, Ltd. (a)	823,526	644,267

PHARMACEUTICALS (0.40%)
Life Pharmacy, Ltd.*	278,884	63,050

REAL ESTATE (8.73%)
Goodman Property Trust (a)	448,497	202,680
ING Medical Properties Trust	657,077	408,663
ING Property Trust (a)	890,633	282,109
Kermadec Property Fund (a)	1,088,477	270,475
Kiwi Income Property Trust (a)	200,000	105,191
National Property Trust (a)	450,000	91,301

		1,360,419

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Shares	Value

NEW ZEALAND (74.62%) - Continued

COMMON STOCKS (67.82%) - Continued

RETAIL (1.20%)
Briscoe Group, Ltd.	405,000	$187,702

TELECOMMUNICATIONS (2.48%)
TeamTalk, Ltd.	350,000	385,748

TRANSPORTATION (2.89%)
Freightways, Ltd. (a)	110,000	180,086
Mainfreight, Ltd. (a)	105,000	269,651

		449,737

UTILITIES (3.51%)
Infratil, Ltd. (a)	616,549	546,475

TOTAL COMMON STOCKS (Cost $16,779,859)		10,562,845

PREFERRED STOCKS (2.70%)
ASB Capital, Ltd., 9.03% (a)**	954,218	420,712

TOTAL PREFERRED STOCKS (Cost $686,799)		420,712

RIGHTS & WARRANTS (0.15%)
Allied Farmers, Ltd., Strike Price 0.60, Expiration 5/14/10	298,034	3,369
Infratil, Ltd., Strike Price 4.12, Expiration 6/29/12*	45,546	1,545
Pike River Coal, Ltd., Strike Price 1.25, Expiration 4/24/11	350,000	18,199

TOTAL RIGHTS & WARRANTS (Cost $0)		23,113

	Principal

BONDS (3.95%)
ANZ National Bank, Ltd., 8.50%, 6/9/10 (d)	$500,000	297,973
ANZ National Bank, Ltd., 8.50%, 6/9/14 (d)	500,000	317,415

TOTAL BONDS (Cost $775,619)		615,388

TOTAL NEW ZEALAND (Cost $18,242,277)		11,622,058

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Shares	Value

SHORT TERM INVESTMENT (0.66%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.33% (e)	102,756	$102,756

TOTAL SHORT TERM INVESTMENT (Cost $102,756)		102,756

TOTAL INVESTMENTS (Cost $21,935,744) – (98.50%)		15,341,371

OTHER ASSETS IN EXCESS OF LIABILITIES – (1.50%)		234,190

NET ASSETS – (100.00%)		$15,575,561

*	Non-income producing security.
**	Rate shown represents the rate at April 30, 2009, is subject to change and reset annually.
(a)	Fair Valued Security. These securities represent 58.21% of net assets as of April 30, 2009.
(b)	Principal amount shown is in Australian Dollars; value shown in U.S. Dollars.
(c)	Affiliated investment. See Note 5 of the notes to financial statements.
(d)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(e)	Rate disclosed is the seven day yield as of April 30, 2009.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (88.14%)

AUTOMOTIVE PARTS & EQUIPMENT (6.20%)
Aisin Seiki Co., Ltd.	2,000	$40,771
Denso Corp.	3,000	70,284
NGK Spark Plug Co., Ltd.	6,000	57,688
Sumitomo Rubber Industries, Ltd.	10,000	68,661
Tokai Rika Co., Ltd.	2,000	26,024

		263,428

BANKING & FINANCE (2.67%)
Fukuoka Financial Group, Inc.	10,000	30,629
Sumitomo Mitsui Financial Group, Inc.	2,400	82,758

		113,387

CHEMICALS (0.92%)
Sumitomo Chemical Co., Ltd.	10,000	39,047

COMMERCIAL SERVICES (0.05%)
Shinwa Art Auction Co., Ltd.	10	2,135

COMPUTERS (1.27%)
Melco Holdings, Inc.	4,500	53,808

DISTRIBUTION & WHOLESALE (2.55%)
Marubeni Corp.	30,000	108,317

ELECTRONICS (10.18%)
Fanuc, Ltd.	1,500	107,556
Fujitsu, Ltd.	10,000	42,596
Hamamatsu Photonics K.K.	1,500	30,046
Hoya Corp.	4,000	68,844
Nippon Signal Co., Ltd.	6,000	35,963
Taiyo Yuden Co., Ltd.	10,000	75,963
TOYO Corp.	8,000	71,481

		432,449

ENGINEERING & CONSTRUCTION (1.83%)
Kajima Corp.	18,000	51,846
Taihei Dengyo Kaisha, Ltd.	3,000	26,105

		77,951

FOOD & BEVERAGE (1.29%)
Kirin Brewery Co., Ltd.	5,000	54,919

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (88.14%) - Continued

HEALTHCARE-PRODUCTS (5.44%)
Asahi Intecc Co., Ltd.	4,000	$34,280
Nakanishi, Inc.	750	46,171
Terumo Corp.	4,000	150,913

		231,364

INSURANCE (3.71%)
T & D Holdings, Inc.	2,000	59,229
Tokio Marine Holdings, Inc. - ADR	3,750	98,475

		157,704

LEISURE & RECREATION (7.99%)
Nintendo Co., Ltd.	800	213,468
Sankyo Co., Ltd.	2,500	126,268

		339,736

MACHINERY (3.93%)
Meidensha Corp.	23,000	61,816
Okano Valve Mfg. Co.	5,000	37,525
Toa Valve Holding, Inc.	1,500	35,903
Torishima Pump Mfg. Co., Ltd.	2,500	31,668

		166,912

MISCELLANEOUS MANUFACTURING (0.46%)
Amano Corp.	2,500	19,752

PHARMACEUTICALS (4.50%)
Chugai Pharmaceutical Co., Ltd.	6,500	120,309
Takeda Pharmaceutical Co., Ltd.	2,000	70,994

		191,303

PRINTING (1.68%)
Tosho Printing Co., Ltd.	30,000	71,197

PUBLISHING (1.80%)
Kadokawa Group Holdings, Inc.	4,000	76,674

REAL ESTATE (2.87%)
Sumitomo Realty & Development Co., Ltd.	6,000	71,501
Tokyo Tatemono Co., Ltd.	15,000	50,659

		122,160

RETAIL (3.63%)
Sundrug Co., Ltd.	4,000	61,988
Yamada Denki Co., Ltd.	2,000	92,089

		154,077

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (88.14%) - Continued

TEXTILES (1.89%)
Ichikawa Co., Ltd.	35,000	$80,223

TRANSPORTATION (13.74%)
East Japan Railway Co.	1,500	84,584
Hankyu Hanshin Holdings, Inc.	22,000	102,860
Keihin Electric Express Railway Co., Ltd.	13,000	99,939
Keio Corp.	18,000	102,231
Tobu Railway Co., Ltd.	18,000	94,016
Yamato Holdings Co., Ltd.	9,000	100,041

		583,671

UTILITIES (9.54%)
Hokkaido Electric Power Co., Inc.	6,000	110,507
Toho Gas Co., Ltd.	35,000	149,087
Tohoku Electric Power Co., Inc.	7,000	145,893

		405,487

TOTAL COMMON STOCKS (Cost $3,953,916)		3,745,701

	Principal

BONDS (4.72%)
Bank of Tokyo-Mitsubishi UFJ, Ltd., 8 40%, 4/15/10	$48,000	49,993
SMBC International Finance NV, 8.50%, 6/15/09	150,000	150,586

TOTAL BONDS (Cost $200,308)		200,579

	Shares

SHORT TERM INVESTMENT (6.11%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.33% (a)	259,998	259,998

TOTAL SHORT TERM INVESTMENT (Cost $259,998)		259,998

TOTAL INVESTMENTS (Cost $4,414,222) - ( 98.97%)		4,206,278

OTHER ASSETS IN EXCESS OF LIABILITIES - (1.03%)		43,642

NET ASSETS - (100.00%)		$4,249,920

(a)	Rate disclosed is the seven day yield as of April 30, 2009.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (90.28%)

BRAZIL (2.40%)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	5,000	$141,100
Cia Vale do Rio Doce - ADR	10,000	165,100

		306,200

CANADA (4.66%)
InterOil Corp.*	15,000	484,350
Vitran Corp., Inc.*	16,000	108,800

		593,150

FRANCE (6.99%)
Arkema - ADR	6,130	141,909
BNP Paribas - ADR	6,000	157,500
France Telecom SA - ADR	15,000	330,900
Total SA - ADR	5,200	258,544

		888,853

GERMANY (5.18%)
E.ON AG - ADR	8,000	269,200
SAP AG - ADR	5,000	190,450
Siemens AG - ADR	3,000	200,790

		660,440

GREAT BRITAIN (9.85%)
Anglo American PLC - ADR	11,830	127,409
British Airways PLC - ADR	3,800	81,700
GlaxoSmithKline PLC - ADR	8,000	246,080
InterContinental Hotels Group PLC - ADR	19,003	179,959
Lloyds TSB Group PLC - ADR	7,000	44,870
National Grid PLC - ADR	3,071	127,907
Old Mutual PLC - ADR	30,000	238,500
Tate & Lyle PLC - ADR	4,000	64,160
Vodafone Group PLC - ADR	7,875	144,506

		1,255,091

GUERNSEY (1.64%)
Amdocs, Ltd.*	10,000	209,300

INDIA (0.97%)
ICICI Bank, Ltd. - ADR	6,000	123,780

ISRAEL (5.52%)
NICE Systems, Ltd. - ADR*	10,000	256,100
Teva Pharmaceutical Industries, Ltd. - ADR	10,198	447,590

		703,690

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (90.28%) - Continued

MEXICO (1.82%)
Grupo Televisa SA - ADR	15,000	$232,200

NETHERLANDS (2.38%)
ING Groep NV - ADR	13,842	125,409
Unilever NV - NYS	9,000	178,110

		303,519

PORTUGAL (1.20%)
Portugal Telecom SGPS SA - ADR	20,300	153,265

SOUTH KOREA (1.74%)
Korea Electric Power Corp. - ADR*	8,000	85,440
KT Corp. - ADR	9,500	136,040

		221,480

SPAIN (2.71%)
Banco Bilbao Vizcaya Argentaria SA - ADR	17,498	189,326
Banco Santander Central Hispano SA - ADR	17,000	155,550

		344,876

SWITZERLAND (1.97%)
Nestle SA - ADR	7,750	251,487

UNITED STATES (41.25%)
AGCO Corp.*	12,000	291,600
American National Insurance Co.	4,498	305,279
BJ’s Wholesale Club, Inc.*	5,075	169,201
Bunge, Ltd.	6,500	312,065
Chemed Corp.	5,200	220,116
Conmed Corp.*	7,720	102,830
Dentsply International, Inc.	6,700	191,754
DST Systems, Inc.*	7,385	267,115
Electronic Arts, Inc.*	10,000	203,500
KVH Industries, Inc.*	36,000	198,000
LifePoint Hospitals, Inc.*	15,000	387,750
Lubrizol Corp.	8,055	348,137
Lufkin Industries, Inc.	10,000	349,000
MetroCorp Bancshares, Inc.	10,000	32,200
National-Oilwell Varco, Inc.*	7,266	220,015
Norfolk Southern Corp.	9,000	321,120
Northwest Natural Gas Co.	6,000	245,400
Pentair, Inc.	12,760	339,926
Prudential Financial, Inc.	5,000	144,400

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (90.28%) - Continued

UNITED STATES (41.25%) - Continued
SCANA Corp.	6,075	$183,587
Smith International, Inc.	4,490	116,067
Varian Semiconductor Equipment Associates, Inc.*	12,000	307,080

		5,256,142

TOTAL COMMON STOCKS (Cost $13,365,610)		11,503,473

PREFERRED STOCKS (1.97%)
Chesapeake Energy Corp., 4.50%, 12/31/49**	1,000	62,160
HSBC USA, Inc., Series F, 3.50%, Callable 4/7/10 @ $25 (a)	18,000	189,000

TOTAL PREFERRED STOCKS (Cost $445,355)		251,160

	Principal

BONDS (5.70%)
EnCana Corp., 4.60%, 8/15/09	$135,000	135,802
JP Morgan Chase & Co., 0.00%, 2/10/11***	150,000	142,800
SMBC International Finance NV, 8.50%, 6/15/09	270,000	271,053
Toyota Motor Credit Corp., Step-up Bond, 4.25%, 2/4/25 (a)	200,000	176,108

TOTAL BONDS (Cost $753,973)		725,763

	Shares

SHORT TERM INVESTMENT (1.61%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.33% (b)	205,650	205,650

TOTAL SHORT TERM INVESTMENT (Cost $205,650)		205,650

TOTAL INVESTMENTS (Cost $14,770,588) - (99.56%)		12,686,046

OTHER ASSETS IN EXCESS OF LIABILITIES - (0.44%)		55,768

NET ASSETS - (100.00%)		$12,741,814

*	Non-income producing security.
**	Convertible to common shares.
***
Principal Protected Notes due February 10, 2011 are debt securities of JPMorgan Chase & Co., Inc. The principal amount is $1,000 and has no periodic interest payments. At maturity, the holder is entitled to receive the principal amount of $1,000, plus a supplemental redemption amount of $1,000 X (Ending Index Value - Starting Index Value)/Starting Index Value.

(a)	Variable Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at April 30, 2009.
(b)	Rate disclosed is the seven day yield as of April 30, 2009.
ADR	American Depositary Receipt
NYS	New York Share
PLC	Public Limited Company

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (71.45%)

BUILDING MATERIALS (9.18%)
Cemex SA de CV - ADR*	12,000	$89,760
CRH PLC - ADR	9,200	236,624
James Hardie Industries NV - ADR	6,900	112,539
Lafarge SA - ADR	5,000	70,900
Universal Forest Products, Inc. (a)	3,000	100,680
USG Corp.*	7,000	104,020

		714,523

DISTRIBUTION & WHOLESALE (0.38%)
Wolseley PLC - ADR*	8,000	30,080

HOMEBUILDERS (3.45%)
Desarrolladora Homex SA de CV - ADR (a)*	9,000	167,310
Toll Brothers, Inc. (a)*	5,000	101,300

		268,610

INSURANCE (3.54%)
First American Corp. (a)	5,000	140,400
Stewart Information Services Corp. (a)	6,000	135,660

		276,060

LODGING (2.97%)
Starwood Hotels & Resorts Worldwide, Inc. (a)	5,500	114,730
Wyndham Worldwide Corp. (a)	10,000	116,800

		231,530

REAL ESTATE (5.89%)
Alto Palermo SA - ADR	17,000	99,110
Hang Lung Properties, Ltd. - ADR	18,000	252,900
W.P. Carey & Co., LLC	5,000	106,300

		458,310

REAL ESTATE INVESTMENT TRUSTS - APARTMENTS (8.47%)
American Campus Communities, Inc.	1,100	23,848
AvalonBay Communities, Inc.	1,547	87,885
Camden Property Trust	5,000	135,650
Education Realty Trust, Inc.	9,000	42,210
Equity Residential	6,000	137,340
Essex Property Trust, Inc. (a)	1,000	63,490
Mid-America Apartment Communities, Inc. (a)	2,500	92,475
UDR, Inc.	7,565	76,180

		659,078

REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED (5.91%)
Digital Realty Trust, Inc. (a)	3,000	108,030
National Retail Properties, Inc. (a)	4,000	70,960

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (71.45%) - Continued

REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED (5.91%) - Continued
PS Business Parks, Inc. (a)	3,500	$153,125
Washington Real Estate Investment Trust	6,000	127,980

		460,095

REAL ESTATE INVESTMENT TRUSTS - HEALTH CARE (2.53%)
Health Care REIT, Inc.	2,500	85,175
Senior Housing Properties Trust (a)	6,800	111,452

		196,627

REAL ESTATE INVESTMENT TRUSTS - HOTELS (2.56%)
Host Hotels & Resorts, Inc.	15,000	115,350
LaSalle Hotel Properties	7,000	83,720

		199,070

REAL ESTATE INVESTMENT TRUSTS - OFFICE PROPERTY (9.54%)
Alexandria Real Estate Equities, Inc.	2,500	91,200
BioMed Realty Trust, Inc.	9,000	102,690
Boston Properties, Inc.	2,500	123,550
Corporate Office Properties Trust (a)	4,000	122,240
Douglas Emmett, Inc.	6,000	57,420
HRPT Properties Trust	10,100	43,531
SL Green Realty Corp. (a)	3,000	52,980
Vornado Realty Trust	3,050	149,114

		742,725

REAL ESTATE INVESTMENT TRUSTS - SHOPPING CENTERS (4.36%)
Acadia Realty Trust	4,985	72,283
Kimco Realty Corp.	4,000	48,080
Kite Realty Group Trust	10,000	35,000
Saul Centers, Inc.	4,100	130,544
Weingarten Realty Investors	3,450	53,613

		339,520

REAL ESTATE INVESTMENT TRUSTS-STORAGE (4.81%)
Extra Space Storage, Inc.	15,000	106,650
Public Storage (a)	4,000	267,440

		374,090

REAL ESTATE INVESTMENT TRUSTS - WAREHOUSE & INDUSTRIAL (2.80%)
AMB Property Corp.	3,500	66,815
EastGroup Properties, Inc.	3,000	100,830
ProLogis	5,500	50,105

		217,750

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (71.45%) - Continued

RETAIL BUILDING PRODUCTS (5.06%)
Home Depot, Inc. (a)	6,000	$157,920
Kingfisher PLC - ADR	12,000	63,840
Lowe’s Cos., Inc. (a)	8,000	172,000

		393,760

TOTAL COMMON STOCKS (Cost $8,343,364)		5,561,828

INVESTMENT COMPANIES (5.70%)
DWS RREEF Real Estate Fund, Inc.	9,000	19,620
iShares Cohen & Steers Realty Majors Index Fund	3,000	110,340
iShares Dow Jones U.S. Real Estate Index Fund	3,200	105,664
LMP Real Estate Income Fund, Inc.	16,000	80,000
SPDR Dow Jones Wilshire International REIT ETF	2,500	62,325
SPDR Dow Jones Wilshire REIT ETF	1,900	66,006

TOTAL INVESTMENT COMPANIES (Cost $965,685)		443,955

	Principal

BONDS (8.51%)
Centex Corp., 4.55%, 11/1/10	$150,000	145,500
Hanson Australia Funding, Ltd., 5.25%, 3/15/13	250,000	146,250
Hilton Hotels Corp., 7.20%, 12/15/09	200,000	173,300
Vornado Realty LP, 4.50%, 8/15/09	200,000	197,394

TOTAL BONDS (Cost $800,375)		662,444

	Shares

SHORT TERM INVESTMENT (18.06%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.33% (a)(b)	1,405,717	1,405,717

TOTAL SHORT TERM INVESTMENT (Cost $1,405,717)		1,405,717

TOTAL INVESTMENTS (Cost $11,515,141) - (103.72%)		8,073,944

TOTAL CALL OPTIONS WRITTEN (Proceeds $273,365) - (-4.30%)		(335,090)

OTHER ASSETS IN EXCESS OF LIABILITIES - (0.58%)		44,901

NET ASSETS - (100.00%)		$7,783,755

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2009 (Unaudited)

	Expiration Date,
	Exercise Price		Contracts (†)	Value

CALL OPTIONS WRITTEN (-4.30%)
Corporate Office Properties Trust	6/20/09,	$30.0	40	$(14,800)
Desarrolladora Homex SA de CV	9/19/09,	22.5	45	(13,050)
Digital Realty Trust, Inc.	10/17/09,	40.0	30	(15,600)
Essex Property Trust, Inc.	1/16/10,	80.0	10	(8,600)
First American Corp.	10/17/09,	30.0	50	(15,000)
Home Depot, Inc.	11/21/09,	25.0	60	(22,860)
Lowe’s Cos., Inc.	10/17/09,	20.0	80	(27,200)
Mid-America Apartment Communities, Inc.	1/16/10,	40.0	25	(14,250)
National Retail Properties, Inc.	6/20/09,	17.5	40	(6,800)
PS Business Parks, Inc.	10/17/09,	45.0	35	(23,450)
Public Storage	9/19/09,	75.0	40	(25,600)
Senior Housing Properties Trust	9/19/09,	17.5	68	(15,980)
SL Green Realty Corp.	5/16/09,	45.0	30	(150)
Starwood Hotels & Resorts Worldwide, Inc.	11/21/09,	20.0	55	(27,500)
Stewart Information Services Corp.	8/22/09,	22.5	60	(19,800)
Toll Brothers, Inc.	9/19/09,	22.5	50	(10,250)
Universal Forest Products, Inc.	10/17/09,	30.0	30	(22,200)
Wyndham Worldwide Corp.	11/21/09,	7.5	100	(52,000)

TOTAL CALL OPTIONS WRITTEN (Proceeds received $273,365)			848	$(335,090)

*	Non-income producing security.
†	Each contract is equivalent to 100 shares.
(a)	Security held as collateral for call options written, aggregating a total market value of approximately $3,654,000.
(b)	Rate disclosed is the seven day yield as of April 30, 2009.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
SPDR	Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 2009 (Unaudited)

	Commonwealth			Commonwealth
	Australia/New	Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Japan Fund	Global Fund	Securities Fund

ASSETS:
Investments, at value (Cost $21,279,216, $4,414,222, $14,770,588 and $11,515,141)	$15,113,621	$4,206,278	$12,686,046	$8,073,944
Investments in affiliated companies, at value (Cost $656,528, $0, $0, and $0)	227,750	—	—	—

Total Investments, at value (Cost $21,935,744, $4,414,222, $14,770,588, and $11,515,141)	15,341,371	4,206,278	12,686,046	8,073,944
Foreign currency, at value (Cost $188,759, $4,771, $0 and $0)	190,670	4,726	—	—
Receivable for investments sold	—	230,861	—	—
Interest and dividends receivable	57,379	40,971	59,766	33,432
Receivable for shares of beneficial interest issued	4,545	—	—	5,000
Prepaid expenses	16,570	9,263	14,063	14,290

Total Assets	15,610,535	4,492,099	12,759,875	8,126,666

LIABILITIES:
Payable for shares of beneficial interest redeemed	3,964	—	—	—
Payable for investments purchased	—	235,525	—	—
Options written, at value (Proceeds $0, $0, $0 and $273,365)		—	—	335,090
Accrued expenses and other payables:
Investment advisory	9,545	2,602	7,584	4,507
Administration	2,035	29	300	275
Distribution	8	—	10	5
Fund accounting	—	276	32	58
Transfer agent	14,053	2,546	7,821	2,976
Custodian	3,667	1,201	1,050	—
Other	1,702	—	1,264	—

Total Liabilities	34,974	242,179	18,061	342,911

NET ASSETS	$15,575,561	$4,249,920	$12,741,814	$7,783,755

NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE(a):
(2,271,481, 1,857,097, 1,232,973 and 1,114,134, shares of beneficial interest outstanding, respectively, par values 0.01, unlimited shares authorized)	$6.86	$2.29	$10.33	$6.99

NET ASSETS CONSISTS OF:
Paid-in-Capital	$23,234,997	$5,482,030	$15,257,826	$11,773,078
Accumulated net investment income (loss)	(393,541)	(52,922)	(93,231)	116,039
Accumulated net realized loss from investments, foreign currency transactions and written options	(570,110)	(971,269)	(338,239)	(602,440)
Net unrealized depreciation on investments, foreign currency translations and written options	(6,695,785)	(207,919)	(2,084,542)	(3,502,922)

NET ASSETS	$15,575,561	$4,249,920	$12,741,814	$7,783,755

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within seven calendar days of their purchase. See Note 3 of the notes to financial statements.

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2009 (Unaudited)

	Commonwealth			Commonwealth
	Australia/New	Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Japan Fund	Global Fund	Securities Fund

INVESTMENT INCOME:
Interest	$92,940	$8,434	$14,149	$21,797
Dividends	371,328	46,810	140,375	178,978
Dividends from unaffiliated mutual funds	—	—	—	54,172
Foreign tax withholding	(42,247)	(3,068)	(5,529)	—

Total Investment Income	422,021	52,176	148,995	254,947

EXPENSES:
Management fees	60,018	16,736	43,840	25,899
Legal fees	29,816	7,977	20,702	12,984
Administration fees	56,911	15,925	40,833	24,650
Accounting and transfer agent fees	59,704	25,703	24,243	18,641
Distribution fees	20,006	5,579	14,613	8,633
Custodian fees	7,734	1,320	342	858
Miscellaneous fees	40,911	10,822	29,217	17,423
Trustee fees and expenses	20,626	5,404	14,718	8,724
Consulting services fees	12,908	3,680	9,237	5,479
Compliance fees	19,342	5,275	13,690	8,140
State registration and filing fees	10,117	5,936	8,093	7,477
Interest expense	2,205	741	133	—

Total Expenses	340,298	105,098	219,661	138,908

Net Investment Income (Loss)	81,723	(52,922)	(70,666)	116,039

REALIZED/UNREALIZED GAIN (LOSS) ON INVESTMENTS, WRITTEN OPTIONS AND FOREIGN CURRENCY:
Net realized loss from investments, unaffiliated issuers	(805,827)	(729,497)	(206,237)	(465,543)
Net realized gain from written options transactions	—	—	—	199,249
Net realized gain from foreign currency transactions	245,805	3,120	—	—
Net change in unrealized appreciation/depreciation on:
Investments, unaffiliated issuers	(1,493,763)	471,574	(700,647)	(498,603)
Investments, affiliated issuers	(260,835)	—	—	—
Option contracts written	—	—	—	66,796
Foreign currency translations	208,725	(7,876)	—	—

Net realized/unrealized gain (loss) from investments, written options and foreign currency	(2,105,895)	(262,679)	(906,884)	(698,101)

Net Decrease in Net Assets Resulting From Operations	$(2,024,172)	$(315,601)	$(977,550)	$(582,062)

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth Australia/		Commonwealth
	New Zealand Fund		Japan Fund

	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2009	October 31,	2009	October 31,
	(Unaudited)	2008	(Unaudited)	2008

OPERATIONS:
Net investment income (loss)	$81,723	$2,026,479	$(52,922)	$(94,236)
Net realized gain (loss) from investments	(805,827)	3,311,569	(729,497)	(176,420)
Net realized gain (loss) from foreign currency transactions	245,805	255,868	3,120	(299)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,545,873)	(21,314,948)	463,698	(2,655,512)

Change in net assets resulting from operations	(2,024,172)	(15,721,032)	(315,601)	(2,926,467)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,157,460)	(1,290,986)	—	—
Net realized gains	(2,209,536)	(3,092,171)	—	—

Change in net assets from distributions	(5,366,996)	(4,383,157)	—	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,423,165	12,605,426	1,751,633	3,661,006
Dividends reinvested	4,496,054	3,767,395	—	—
Cost of shares redeemed	(3,916,678)	(21,747,423)	(2,090,702)	(3,950,711)

Change in net assets resulting from capital transactions	3,002,541	(5,374,602)	(339,069)	(289,705)

Change in net assets	(4,388,627)	(25,478,791)	(654,670)	(3,216,172)

NET ASSETS:
Beginning of period	19,964,188	45,442,979	4,904,590	8,120,762

End of period	$15,575,561	$19,964,188	$4,249,920	$4,904,590

Accumulated net investment income (loss)	$(393,541)	$2,682,196	$(52,922)	$—

SHARE TRANSACTIONS:
Issued	290,597	812,185	754,710	1,172,436
Reinvested	627,065	218,526	—	—
Redeemed	(483,248)	(1,428,265)	(882,508)	(1,311,141)

Change in shares	434,414	(397,554)	(127,798)	(138,705)

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

			Commonwealth
	Commonwealth		Real Estate
	Global Fund		Securities Fund

	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2009	October 31,	2009	October 31,
	(Unaudited)	2008	(Unaudited)	2008

OPERATIONS:
Net investment income (loss)	$(70,666)	$(29,611)	$116,039	$(86,530)
Net realized loss from investments and written options	(206,237)	(124,829)	(266,294)	(336,145)
Net change in unrealized appreciation/depreciation on investments and written options	(700,647)	(10,943,073)	(431,807)	(6,023,603)

Change in net assets resulting from operations	(977,550)	(11,097,513)	(582,062)	(6,446,278)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(19,811)	—	—
Net realized gains	—	(1,670,278)	—	(1,005,858)
Return of capital	—	—	—	(187,252)

Change in net assets from distributions	—	(1,690,089)	—	(1,193,110)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	626,776	1,616,154	464,994	1,490,846
Dividends reinvested	—	1,670,759	—	1,168,142
Cost of shares redeemed	(235,199)	(6,212,078)	(288,887)	(1,866,568)

Change in net assets resulting from capital transactions	391,577	(2,925,165)	176,107	792,420

Change in net assets	(585,973)	(15,712,767)	(405,955)	(6,846,968)

NET ASSETS:
Beginning of period	13,327,787	29,040,554	8,189,710	15,036,678

End of period	$12,741,814	$13,327,787	$7,783,755	$8,189,710

Accumulated net investment income (loss)	$(93,231)	$(22,565)	$116,039	$—

SHARE TRANSACTIONS:
Issued	63,249	107,237	76,496	138,551
Reinvested	—	93,841	—	100,184
Redeemed	(23,996)	(461,447)	(45,034)	(213,929)

Change in shares	39,253	(260,369)	31,462	24,806

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	Six months
	ended		For the year	For the year	For the year		For the year		For the year
	4/30/09		ended	ended	ended		ended		ended
	(Unaudited)		10/31/08	10/31/07	10/31/06		10/31/05		10/31/04

Net Asset Value, Beginning of Period	$10.87		$20.34	$17.44	$16.43		$16.39		$14.44

Change in net assets from operations:
Net investment income	0.04		1.04	0.19	0.26		0.35		0.26
Net realized and unrealized gain (loss) from investments	(0.99)		(8.47)	5.00	1.98		1.41		2.11

Total from investment activities	(0.95)		(7.43)	5.19	2.24		1.76		2.37

Distributions:
Net investment income	(1.80)		(0.60)	(0.06)	(0.48)		(0.48)		(0.21)
Net realized gains	(1.26)		(1.44)	(2.23)	(0.75)		(1.24)		(0.21)

Total Distributions	(3.06)		(2.04)	(2.29)	(1.23)		(1.72)		(0.42)

Net Asset Value, End of Period	$6.86		$10.87	$20.34	$17.44		$16.43		$16.39

Total return	(10.00)%	(a)	(40.25)%	32.60%	14.58%		11.08%		16.70%

Net assets at end of period (000’s)	$15,576		$19,964	$45,443	$35,091		$52,980		$43,103

Ratio/Supplemental Data:
Ratio of net expenses to average net assets	4.25%	(b)	2.74%	2.55%	2.94%	(c)(d)	2.12%	(c)	2.10%	(c)
Ratio of net investment income to average net assets	1.02%	(b)	5.67%	1.03%	1.32%	(c)	2.29%	(c)	2.44%	(c)
Portfolio turnover rate	8%	(a)	21%	21%	20%		32%		55%

(a)	Not annualized for periods of less than one year.
(b)	Annualized for periods of less than one year.
(c)
In accordance with a requirement of the Securities and Exchange Commission (“SEC”), the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratios of expenses to average daily net assets and net investment income to average daily net assets, net of fees paid indirectly would have been 2.94% and 1.32%, respectively, for the year ended October 31, 2006, 2.12% and 2.29%, respectively, for the year ended October 31, 2005, and 2.09% and 2.45%, respectively, for the year ended October 31, 2004.

(d)	The reimbursement of certain interest costs by FCA Corp related to an SEC settlement on November 29, 2006 reduced the expense ratio by 0.01%.

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST COMMONWEALTH JAPAN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	Six months
	ended		For the year	For the year	For the year		For the year		For the year
	4/30/09		ended	ended	ended		ended		ended
	(Unaudited)		10/31/08	10/31/07	10/31/06		10/31/05		10/31/04

Net Asset Value, Beginning of Period	$2.47		$3.82	$4.33	$4.15		$3.61		$3.98

Change in net assets from operations:
Net investment loss	(0.03)		(0.04)	(0.07)	(0.09)		(0.07)		(0.09)
Net realized and unrealized gain (loss) from investments	(0.15)		(1.31)	0.11	0.32		0.61		(0.28)	(d)

Total from investment activities	(0.18)		(1.35)	0.04	0.23		0.54		(0.37)

Distributions:
Net realized gains	—		—	(0.55)	(0.05)		—		—

Total Distributions	—		—	(0.55)	(0.05)		—		—

Net Asset Value, End of Period	$2.29		$2.47	$3.82	$4.33		$4.15		$3.61

Total return	(7.29)%	(a)	(35.34)%	1.02%	5.60%		14.96%		(9.30)%

Net assets at end of period (000’s)	$4,250		$4,905	$8,121	$8,291		$8,395		$7,873

Ratio/Supplemental Data:
Ratio of net expenses to average net assets	4.71%	(b)	3.33%	3.19%	3.20%	(c)(e)	3.07%	(c)	3.13%	(c)
Ratio of net investment loss to average net assets	(2.37)%	(b)	(1.36)%	(1.78)%	(1.86)%	(c)	(1.57)%	(c)	(2.42)%	(c)
Portfolio turnover rate	8%	(a)	10%	2%	50%		47%		77%

(a)	Not annualized for periods of less than one year.
(b)	Annualized for periods of less than one year.
(c)
In accordance with a requirement of the Securities and Exchange Commission (“SEC”), the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratios of expenses to average daily net assets and net investment loss to average daily net assets, net of fees paid indirectly would have been 3.19% and (1.85)%, respectively, for the year ended October 31, 2006, 3.03% and (1.53)%, respectively, for the year ended October 31, 2005, and 3.09% and (2.38)%, respectively, for the year ended October 31, 2004.

(d)
As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain and loss items in the statement of operations for the year ended October 31, 2004, which netted to a gain, primarily because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(e)	The reimbursement of certain interest costs by FCA Corp related to an SEC settlement on November 29, 2006 reduced the expense ratio by 0.15%.

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST COMMONWEALTH GLOBAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	Six months
	ended		For the year	For the year	For the year		For the year		For the year
	4/30/09		ended	ended	ended		ended		ended
	(Unaudited)		10/31/08	10/31/07	10/31/06		10/31/05		10/31/04

Net Asset Value, Beginning of Period	$11.16		$19.97	$17.07	$15.06		$13.89		$11.99

Change in net assets from operations:
Net investment income (loss)	(0.06)		(0.02)	0.04	(0.09)		(0.01)		(0.08)
Net realized and unrealized gain (loss) from investments	(0.77)		(7.60)	3.77	2.47		1.63		1.98

Total from investment activities	(0.83)		(7.62)	3.81	2.38		1.62		1.90

Distributions:
Net investment income	—		(0.01)	—	—		—		—
Net realized gains	—		(1.18)	(0.91)	(0.37)		(0.45)		—

Total Distributions	—		(1.19)	(0.91)	(0.37)		(0.45)		—

Net Asset Value, End of Period	$10.33		$11.16	$19.97	$17.07		$15.06		$13.89

Total return	(7.44)%	(a)	(40.36)%	23.13%	16.04%		11.68%		15.85%

Net assets at end of period (000’s)	$12,742		$13,328	$29,041	$23,525		$20,356		$14,969

Ratio/Supplemental Data:
Ratio of net expenses to average net assets	3.76%	(b)	2.43%	2.34%	2.72%	(c)	2.38%	(c)	2.45%	(c)
Ratio of net investment income (loss) to average net assets	(1.21)%	(b)	(0.12)%	0.27%	(0.55)%	(c)	(0.15)%	(c)	(0.76)%	(c)
Portfolio turnover rate	2%	(a)	7%	12%	36%		33%		44%

(a)	Not annualized for periods of less than one year.
(b)	Annualized for periods of less than one year.
(c)
In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratio of expenses to average daily net assets and net investment loss to average daily net assets, net of fees paid indirectly would have been 2.72% and (0.55)%, respectively, for the year ended October 31, 2006, 2.33% and (0.10)%, respectively, for the year ended October 31, 2005, and 2.40% and (0.71)%, respectively, for the year ended October 31, 2004.

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST COMMONWEALTH REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	Six months
	ended		For the year	For the year	For the year		For the year		For the year
	4/30/09		ended	ended	ended		ended		ended
	(Unaudited)		10/31/08	10/31/07	10/31/06		10/31/05		10/31/2004*

Net Asset Value, Beginning of Period	$7.56		$14.21	$14.06	$11.85		$10.54		$10.00

Change in net assets from operations:
Net investment income (loss)	0.11		(0.08)	0.06	0.04		0.11		0.02
Net realized and unrealized gain (loss) from investments	(0.68)		(5.45)	0.21	2.28		1.28		0.52

Total from investment activities	(0.57)		(5.53)	0.27	2.32		1.39		0.54

Distributions:
Net investment income	—		—	(0.09)	(0.11)		(0.07)		—
Net realized gains	—		(0.95)	(0.03)	—	(d)	(0.01)		—
Return of capital	—		(0.17)	—	—		—		—

Total Distributions	—		(1.12)	(0.12)	(0.11)		(0.08)		—

Net Asset Value, End of Period	$6.99		$7.56	$14.21	$14.06		$11.85		$10.54

Total return	(7.54)%	(a)	(41.65)%	1.91%	19.74%		13.11%		5.40%	(a)

Net assets at end of period (000’s)	$7,784		$8,190	$15,037	$14,578		$12,490		$6,645
Ratio/Supplemental Data:
Ratio of net expenses to average net assets	4.02%	(b)	2.55%	2.49%	2.87%	(e)	2.66%	(e)	3.45%	(b)(e)
Ratio of net investment income (loss) to average net assets	3.36%	(b)	(0.66)%	0.41%	0.29%	(e)	0.93%	(e)	0.33%	(b)(e)
Portfolio turnover rate	—%	(a)(c)	13%	20%	8%		5%		3%	(a)

*	Commenced operations on January 5, 2004.
(a)	Not annualized for periods of less than one year.
(b)	Annualized for periods of less than one year.
(c)	Rate is less than 1%.
(d)	Value is less than $0.005.
(e)
In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratios of expenses to average daily net assets and net investment income to average daily net assets, net of fees paid indirectly would have been 2.86% and 0.30%, respectively, for the year ended October 31, 2006, 2.62% and 0.97%, respectively, for the year ended October 31, 2005, and 3.40% and 0.38%, respectively, for the year ended October 31, 2004.

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST

NOTES TO FINANCIAL STATEMENTS - April 30, 2009 (Unaudited)

Note 1 - Organization
Commonwealth International Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust currently consists of four diversified series: the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”).

Note 2 - Investment Objectives
Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e. Japan, Australia/New Zealand or Real Estate Securities Fund).

The Australia/New Zealand Fund invests primarily in equity securities, including common stock, preferred stock, securities convertible into common stock, debt securities denominated in the Australian or New Zealand currency and securities of Australia/New Zealand issuers. Australia/New Zealand issuers include: issuers that are organized under Australian or New Zealand law; issuers that are listed on the Australian and/or New Zealand stock exchanges regardless of the country in which the issuer is organized; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in Australia and/or New Zealand; and Australian and/or New Zealand central and local government entities.

The Japan Fund invests primarily in equity securities, including common stock, preferred stock, securities convertible into common stock, debt securities denominated in Yen and securities of Japanese issuers. Japanese issuers include issuers that are organized under Japanese law; issuers that are listed on one or more of the Japanese stock exchanges regardless of the country in which the issuer is organized; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in Japan; and Japanese central and local government entities.

The Global Fund invests primarily in U.S. and foreign equity securities, including common stock, preferred stock, securities convertible into common stock and debt securities. Although the Fund can invest in companies of any size and from any country, it generally focuses on established companies in countries with developed economies.

The Real Estate Securities Fund invests primarily in equity securities, including common stock, preferred stock, securities convertible into common stock and debt securities of companies in real estate industries, which may include real estate investment trusts (“REITs”), publicly traded real estate development companies, real estate management companies, building supply companies, timber companies, real property holdings and other publicly-traded companies involved in real estate related activities and industries. The Fund’s investments normally will be allocated among a number of companies representing diverse investment policies and real property holdings. Consistent with the Fund’s investment objective, certain securities will be selected for high current return, while others will be chosen for long-term capital appreciation potential.

Note 3 - Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Valuation of Securities - Each Fund’s assets are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last current bid and ask quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of the less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The

COMMONWEALTH INTERNATIONAL SERIES TRUST

NOTES TO FINANCIAL STATEMENTS - April 30, 2009 (Unaudited) (Continued)

Funds have instituted a policy whereby fair value prices provided by a pricing service will be utilized if certain conditions are met. For the period ended April 30, 2009, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund and the Japan Fund were valued at fair value.

B) Fair Value Measurements - Effective November 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

One key component of the implementation of SFAS 157 includes the development of a three-tiered fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary categorization, as of April 30, 2009, of each Fund’s investments based on the level of inputs utilized in determining the value of such investments:

			Level 2 -	Level 3 -
	Level 1 -		Other Significant	Significant
	Quoted Prices		Observable Inputs	Unobservable Inputs	Total

	Investment	Other Financial	Investment	Investment	Investment	Other Financial
Fund Name	Securities ($)	Instruments ($)*	Securities ($)	Securities ($)	Securities ($)	Instruments ($)*

Australia/New Zealand Fund	4,663,827	—	10,677,544	—	15,341,371	—
Japan Fund	4,005,699	—	200,579	—	4,206,278	—
Global Fund	11,960,283	—	725,763	—	12,686,046	—
Real Estate Securities Fund	7,411,500	(335,090)	662,444	—	8,073,944	(335,090)

*
Other financial instruments would include any derivative instruments not reflected in the Schedule of Investments, such as securities sold short and options written. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

C) Accounting Pronouncements - In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is adopting SFAS 161 for the second interim period beginning May 1, 2009 and is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

In September, 2008, FASB issued FASB Staff Position No. 133-1 (“FAS 133-1”) and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (the “FSP”). The FSP is effective for annual or interim reporting periods ending after November 15, 2008. Under FAS 133-1, the FSP requires sellers of credit derivatives to disclose information to enable users of financial statements to assess their potential

COMMONWEALTH INTERNATIONAL SERIES TRUST

NOTES TO FINANCIAL STATEMENTS - April 30, 2009 (Unaudited) (Continued)

effect on its financial position, performance and cash flows. Under FIN 45-4, the FSP amends FIN 45 to require guarantors to disclose the status of the payment/performance risk using either external credit ratings or internal groupings used to manage risk. Effective November 1, 2008 the Funds adopted the provisions of the FSP. In accordance with FIN 45-4, the Funds have included additional disclosure of guarantees in Note 7 of the notes to financial statements. As of April 30, 2009, the Funds held no credit derivatives.

D) Currency Translation - For purposes of determining a Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

E) Allocations of Expenses - Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

F) Accounting for Investments - Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily.

G) Federal Income Taxes - No provision has been made for Federal income taxes because it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and realized capital gains to relieve it from all, or substantially all, such taxes.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ Capital gains realized on foreign securities in their country of domicile.

FASB Interpretation No. 48 “Accounting for the Uncertainty in Income Taxes” (“FIN 48”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Funds upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Funds would be recorded as a tax benefit or expense in the current period and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in deferred tax liability; or a combination thereof. For the period ended April 30, 2009, the Funds have not recognized any tax liability for unrecognized tax benefits in connection with the adoption of FIN 48. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax periods (i.e., the last three tax year ends and the interim tax period since then, as applicable) remain subject to examination by U.S. tax authorities.

H) Distributions to Shareholders - The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, short-term gains and capital loss carryovers.

(I) Redemption Fees - Redemption fees are applicable to certain redemptions of shares within seven calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when

COMMONWEALTH INTERNATIONAL SERIES TRUST

NOTES TO FINANCIAL STATEMENTS - April 30, 2009 (Unaudited) (Continued)

shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the period ended April 30, 2009, the Australia/New Zealand Fund, Japan Fund and Global Fund had contributions to capital due to redemption fees in the amounts of $37, $1,970 and $2, respectively.

J) Option Accounting Principles - When a Fund sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

K) Forward Currency Contracts - Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s inability to be able to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. As of April 30, 2009, the Funds held no forward currency contracts.

L) Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian bank takes possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral value by the Funds may be delayed or limited.

M) Use of Estimates - The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 – Related Party Transactions and Other Arrangements

A) Investment Advisor - The Trust, on behalf of each Fund, has retained FCA Corp (“FCA”) as the Funds’ investment advisor. Under each Fund’s Investment Advisory Agreement, FCA is paid a monthly fee based on the average daily net assets at the annual rate of 0.75%. Robert Scharar, President and Trustee of the Trust, also serves as President of FCA.

B) Administration, Fund Accounting and Transfer Agent - Citi Fund Services Ohio, Inc. (“CFSO”), who serves as the Trust’s administrator, fund accountant and transfer agent, is a wholly-owned subsidiary of Citibank N.A. (“Citi”). An officer of the Trust also is an employee of CFSO, but is paid no fees directly by the Funds for serving as an officer of the Trust. Under the Master Services Agreement with the Trust, CFSO is entitled to receive an annual fee calculated at a tiered rate based upon the average daily net assets of the Funds subject to annual minimum fees. CFSO charges the Funds 0.07% on the first $500 million in assets and 0.05% for any assets over $500 million, which are computed daily and paid monthly. The Funds were charged based on a current annual minimum of $277,000 for the period ended April 30, 2009. The amounts charged to the Funds for the services provided by CFSO are reported within the statement of operations. Under a

COMMONWEALTH INTERNATIONAL SERIES TRUST

NOTES TO FINANCIAL STATEMENTS - April 30, 2009 (Unaudited) (Continued)

Compliance Services Agreement between the Trust and CFSO, CFSO also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the Trust’s chief compliance officer. For the services provided under the Compliance Services Agreement, the Funds pay CFSO an annual fee of $41,450.

C) Distribution - The Trust has retained Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group, LLC, to serve as principal underwriter for the shares of each Fund, pursuant to a Distribution Agreement between Foreside and the Trust. For its services, Foreside receives an annual fee of $20,000. Foreside is not affiliated with Citi, CFSO or FCA.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Fund’s assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Fund and the servicing of Fund shareholders. Distribution and marketing expenses may include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Fund’s shares. These amounts are included as distribution fees in the statement of operations. At this time, each Fund currently pays out only 0.25% under its Plan. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

Note 5 - Investments in Affiliates
The Global Fund may invest a portion of its assets in the remaining three Funds in the Trust. The Funds are considered to be affiliated under the Act because they have the same investment advisor. When computing both the advisory fee and the Rule 12b-1 fee for the Global Fund, average daily net assets are reduced by Fund assets invested in the affiliated Funds. During the period ended April 30, 2009, the Global Fund did not invest in any of the other Funds in the Trust.

A company is considered an affiliate of a Fund under the Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended April 30, 2009 is as follows:

	Percentage				Change in			Realized
	of	Shares	Shares	Fair Value	Appreciation/	Fair Value	Dividend	Gain/
Investment Funds	Ownership	10/31/08	4/30/09	10/31/08	Depreciation	4/30/09	Income	(Loss)

Mowbray Collectables Ltd.	6.19%	671,593	671,593	$488,585	$(260,835)	$227,750	$-	$-

Note 6 - Purchases and Sales of Securities
Purchases and sales of investment securities (excluding short-term securities) by the Funds for the period ended April 30, 2009 were as follows:

	Purchases	Sales

Australia/New Zealand Fund	$1,290,539	$4,028,129
Japan Fund	354,513	945,136
Global Fund	319,613	275,916
Real Estate Securities Fund	13,074	285,986

Note 7 - Financial Instruments with Off-Balance Sheet Risk
In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts, which constitutes guarantees under FASB Interpretation 45 “Guarantors’ Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.” Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e. the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. At April 30, 2009, the Funds had no maximum payout amounts relating to written put option contracts. The maximum payout for the written call option contracts is limited only by how high the underlying securities strike price rises. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

COMMONWEALTH INTERNATIONAL SERIES TRUST

NOTES TO FINANCIAL STATEMENTS - April 30, 2009 (Unaudited) (Continued)

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets and liabilities. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. Written option activity for the period ended April 30, 2009 was as follows:

Commonwealth Real Estate Securities Fund	Number of Options	Amount of Proceeds

Options outstanding at October 31, 2008	616	$221,769
Options written	778	250,845
Options expired	(546)	(199,249)
Options covered	–	–

Options outstanding at April 30, 2009	848	$273,365

Note 8 - Tax Matters
The Funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. As of October 31, 2008, the Funds most recent fiscal year end, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed	Undistributed Long-	Accumulated Capital	Unrealized	Accumulated
	Ordinary Income	Term Capital Gains	and Other Losses	Depreciation	Deficit

Australia/New Zealand Fund	$3,111,939	$2,209,536	$-	$(5,589,743)	$(268,268)
Japan Fund	-	-	(244,892)	(671,617)	(916,509)
Global Fund	-	-	(132,002)	(1,406,460)	(1,538,462)
Real Estate Securities Fund	-	-	(336,146)	(3,071,115)	(3,407,261)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The difference between book basis undistributed net investment income and tax basis undistributed ordinary net investment income is attributable primarily to differing book/tax treatment of short term capital gains, mark to market of passive foreign investment companies, forward currency contract mark to market, and income accruals surrounding certain debt structured instruments.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments at April 30, 2009 for each Fund were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Depreciation

Australia/New Zealand Fund	$22,099,625	$1,451,620	$(8,209,874)	$(6,758,254)
Japan Fund	4,414,222	656,105	(864,049)	(207,944)
Global Fund	14,793,153	1,161,077	(3,268,184)	(2,107,107)
Real Estate Securities Fund	11,515,185	286,035	(3,727,276)	(3,441,241)

COMMONWEALTH INTERNATIONAL SERIES TRUST

NOTES TO FINANCIAL STATEMENTS - April 30, 2009 (Unaudited) (Continued)

The tax character of distributions paid for the year ended October 31, 2008 and the year ended October 31, 2007 were as follows:

	Year ended October 31, 2008

	Ordinary Income	Long Term Capital Gains	Tax Return of Capital	Total Distributions Paid

Australia/New Zealand Fund	$1,410,279	$2,972,878	$-	$4,383,157
Japan Fund	-	-	-	-
Global Fund	104,553	1,585,536	-	1,690,089
Real Estate Securities Fund	135,591	870,267	187,252	1,193,110

	Year ended October 31, 2007

	Ordinary Income	Long Term Capital Gains	Tax Return of Capital	Total Distributions Paid

Australia/New Zealand Fund	$946,630	$3,752,071	$-	$4,698,701
Japan Fund	217,021	902,982	8,866	1,128,869
Global Fund	84,742	1,169,696	-	1,254,438
Real Estate Securities Fund	93,720	32,294	-	126,014

As of October 31, 2008, the following Funds had net capital loss carryforwards, which are available to offset future realized gains, if any. To the extent these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders:

	Amount	Expires

Japan Fund	$68,472	2015
Japan Fund	176,420	2016
Global Fund	132,002	2016
Real Estate Securities Fund	336,146	2016

Note 9 - Revolving Credit Agreement
The Trust has entered into a Revolving Credit Agreement (the “Agreement”) with Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust on behalf of the Funds from time to time in an amount up to $10,000,000 as a temporary measure for extraordinary or emergency purposes based on instructions received from an authorized representative of the Trust. The Trust shall not at any time incur borrowings with respect to the Funds such that the aggregate loans then outstanding under the line of credit facility would exceed $10,000,000. Such borrowings are also limited by the Act, which permits a Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. Each Fund is also permitted, consistent with the Act, to borrow, and pledge its shares to secure such borrowings, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by the Fund from a bank. Any principal balance outstanding shall bear interest at the Federal Funds Rate in effect at that time plus 1.50%.

The average amount of borrowings for the days on which the Funds borrowed and the average interest rate on those borrowings by the Funds during the period ended April 30, 2009 were as follows:

	Average Principal	Average Interest Rate

Australia/New Zealand Fund	$442,187	1.76%
Japan Fund	186,524	1.70%
Global Fund	350,271	1.73%

During the period ended April 30, 2009 the Real Estate Securities Fund had no borrowings under the Agreement.

COMMONWEALTH INTERNATIONAL SERIES TRUST

NOTES TO FINANCIAL STATEMENTS - April 30, 2009 (Unaudited) (Continued)

Note 10 - Contractual Obligations
Under the Funds organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

Note 11 - Concentration of Market Risk
The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of filing to qualify for tax-free pass through of income and maintaining their exemption from registration under the Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

COMMONWEALTH INTERNATIONAL SERIES TRUST

ADDITIONAL INFORMATION - April 30, 2009 (Unaudited)

Table of Shareholder Expenses
As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/08	4/30/09	11/1/08 - 4/30/09	11/1/08 - 4/30/09

Australia/New Zealand Fund	$1,000.00	$900.00	$20.02	4.25%
Japan Fund	1,000.00	927.10	22.51	4.71%
Global Fund	1,000.00	925.60	17.95	3.76%
Real Estate Securities Fund	1,000.00	924.60	19.18	4.02%

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/08	4/30/09	11/1/08 - 4/30/09	11/1/08 - 4/30/09

Australia/New Zealand Fund	$1,000.00	$1,003.72	$21.11	4.25%
Japan Fund	1,000.00	1,001.44	23.37	4.71%
Global Fund	1,000.00	1,006.15	18.70	3.76%
Real Estate Securities Fund	1,000.00	1,004.86	19.98	4.02%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

COMMONWEALTH INTERNATIONAL SERIES TRUST

ADDITIONAL INFORMATION - April 30, 2009 (Unaudited) (Continued)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

COMMONWEALTH INTERNATIONAL SERIES TRUST

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS April 30, 2009 (Unaudited)

FCA Corp (the “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Commonwealth Japan Fund (the “Japan Fund”), The Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to Investment Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 5, 2009, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one year term.

In considering whether to approve the renewal of the Agreements, the Trustees considered factors that they deemed reasonable, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at a special executive session of the Independent Trustees held on February 24, 2009. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by the Advisor; (ii) quarterly assessments of the investment performance of the Funds by personnel of the Advisor; (iii) commentary on the reasons for the performance; (iv) presentations by the Funds’ portfolio managers addressing the Advisor’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and the Advisor; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Advisor; (vii) information on relevant developments in the mutual fund industry and how the Funds and/or the Advisor are responding to them; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving each of the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the anticipated effect of size on the Funds’ performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the Funds.

Provided below is an overview of the factors the Board considered. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors.

1. Nature, Extent and Quality of the Services Provided by the Advisor.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under each Agreement. The Trustees reviewed the services being provided by the Advisor to each Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Funds among the service providers and the Independent Trustees; and its efforts to promote the Funds and grow each Fund’s assets. The Trustees noted the Advisor’s continuity of, and commitment to retain, qualified personnel and the Advisor’s commitment to maintain and enhance its resources and systems; the Advisor’s creativity

COMMONWEALTH INTERNATIONAL SERIES TRUST

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS April 30, 2009 (Unaudited) (Continued)

in responding to difficult situations; the commitment of the Advisor’s personnel to finding alternatives and options that allow the Funds to maintain their goals; and the Advisor’s continued cooperation with the Independent Trustees, the chief compliance officer and legal counsel for the Funds. The Trustees evaluated the Advisor’s personnel, including the education and experience of the Advisor’s personnel. The Trustees noted that several of the officers of the Trust, including the principal executive officer and president for the Trust were employees of the Advisor, and they served the Trust without additional compensation. After reviewing the foregoing information and further information in the materials provided by the Advisor (including the Advisor’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

2. Investment Performance of the Funds and the Advisor.

In considering the investment performance of the Funds and the Advisor, the Trustees compared the short and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Trustees also considered the consistency of the Advisor’s management of the Funds with the investment objectives and policies. The Trustees considered that the Advisor did not have other accounts that were managed in a manner similar to any of the Funds. With respect to the Australia/New Zealand Fund, the Trustees indicated their belief that the investment strategy of that Fund made it difficult to compare the investment performance of that Fund to other mutual funds. The Trustees noted that there were no other registered investment companies that the Advisor was able to identify that had the same investment objective and strategies as the Australia/New Zealand Fund. Nonetheless, the Trustees noted the better overall relative performance that the Fund had experienced on a short and long-term basis in comparison to its benchmark indexes. With respect to the Japan Fund, the Trustees noted that the performance of that Fund was at or near the top of its Lipper and Morningstar peer group categories on a short-term basis (number one in its Lipper peer group for the 3-year period), but that the Fund had generally underperformed its peers during longer measurement periods. The Trustees expressed the view that it was important to continue monitoring the long-term performance of the Fund, although they noted their encouragement as a result of the recent relative success in the down market. With respect to the Global Fund, the Trustees noted that the Fund had generally performed at levels that were comparable to its peers and its benchmark. Finally, with respect to the Real Estate Fund, the Trustees noted that the Fund’s performance in the short-term was generally comparable to that of its peers and its index during the short time that the Fund has been in existence. After reviewing and discussing the short and long-term investment performance of the Funds further, the Advisor’s experience managing the Funds, the Advisor’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds and the Advisor was satisfactory.

3. Costs of the Services to be Provided and Profits to be Realized by the Advisor.

In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Funds, the Trustees considered: (1) the Advisor’s financial condition and the level of commitment to the Funds and the Advisor by the principals of the Advisor; (2) the asset level of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Advisor regarding its profits associated with managing the Funds. The Trustees also considered potential benefits for the Advisor in managing the Funds. The Trustees then compared the fees and expenses of the Funds (including the management fee) to other comparable mutual funds. The Trustees noted that while the Funds’ advisory fees were in line with other funds, the Funds’ total expenses were above the expense levels of the other identified comparable funds (the Global Fund, which had the second highest expenses of its identified peer group). The Trustees noted that the relatively smaller asset levels of the Funds limited meaningful comparisons with other funds. The Trustees concluded that given the very small asset levels of the Funds, it would be difficult for any advisor to operate the Funds at average cost levels and that the Advisor had put forth significant and reasonable efforts to control the operating expenses of the Funds. The Trustees noted the Advisor’s efforts to manage the expenses of the Funds. The Board concluded that although Fund expenses were higher than peer averages, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to the Advisor by the Funds and the profits to be realized by the Advisor, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

COMMONWEALTH INTERNATIONAL SERIES TRUST

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS April 30, 2009 (Unaudited) (Continued)

4. Economies of Scale.

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders could benefit from economies of scale under the Funds’ agreements with service providers other than the Advisor if applicable asset levels are attained by the Funds. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

5. The Advisor’s Practices Regarding Brokerage and Portfolio Transactions.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s practice for seeking best execution for each Fund’s portfolio transactions. The Trustees also considered the portfolio turnover rate for the Funds, and they considered the Advisor’s practices with respect to allocating portfolio business to broker-dealers who provide research, statistical, or other services - this latter assessment included consideration of whether the higher rates are reasonable in relation to the value of the services provided. The Trustees considered the process by which evaluations are made of the overall reasonableness of commissions paid and the method and basis for selecting and evaluating the broker-dealers used by the Advisor. The Trustees noted that in selecting broker-dealers to execute portfolio transactions, the Advisor considers a variety of factors including, among others, the price of the security, the rate of the commission, the size and difficulty of the order, the firm’s reliability, integrity, quality of execution, and operational capabilities, and research provided by the firm. The Trustees also considered the extent to which the foregoing services benefit other accounts advised by the Advisor and the extent to which such services enable the Advisor to avoid expenses that it otherwise would be required to bear under the Agreements with the Funds. After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

6. The Advisor’s Practices Regarding Possible Conflicts of Interest.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; and the substance and administration of the Advisor’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Advisor’s potential conflicts of interest. Based on the foregoing, the Board determined that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Commonwealth International Series Trust

By (Signature and Title)	/s/ Robert W. Scharar
Robert W. Scharar, President

Date:	June 29, 2009

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert W. Scharar
Robert W. Scharar, President

Date:	June 29, 2009

By (Signature and Title)	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date:	June 29, 2009